Exhibit 99.14

Client Name:	JP Morgan Chase Bank, N.A.
Client Project Name:	JPMMT 2019-INV2
Start - End Dates:	7/2017 TO 1/2019
Deal Loan Count:	8

Conditions Report 2.0

Loans in Report:	8
Loans with Conditions:	6

0 - Total Active Conditions

12 - Total Satisfied Conditions

8 - Credit Review Scope
2 - Category: Application
3 - Category: Assets
1 - Category: DTI
1 - Category: Income/Employment
1 - Category: Terms/Guidelines
4 - Property Valuations Review Scope
4 - Category: Appraisal
0 - Total Waived Conditions

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:	JP Morgan Chase Bank, N.A.
Client Project Name:	JPMMT 2019-INV2
Start - End Dates:	7/2017 TO 1/2019
Deal Loan Count:	8

Conditions Report 2.0

Loans in Report:	8
Loans with Conditions:	6

Alt Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
301200707	XXXXXX	NY	(No Data)	ATR/QM: Not Applicable	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	CRDTER3122	Loan documents do not meet guideline requirements	No	Initial 1003 not signed or dated.	10/30/18 - Lender provided signed and dated 1003.	10/30/18 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1737: LTV below guideline requirements
- Clayton Comments:  Borrowers LTV of 60.00% is under the guideline requirement of 75.00% by 15.00%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrower's mid score of  799 exceeded the guideline requirement of 680 by 119 points.

CFCFS2860: Good credit history
- Clayton Comments:  Borrower has no late payments  on their credit report in the last 36 months.

301200710	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative credit score 784. Minimum credit score for this program is 680.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 70.00%. Max LTV for this program is 75.00%.

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  Co borrower employed with XXX for 29 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower in his profession for 22 years.Co borrower in her profession for 29 years.

301037556	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Application	Satisfied	D	A	D	A	CRDAPP2658	Missing 3rd-party anti-fraud report	No	Missing 3rd party anit-fraud report......	1.23.19 - Client responded. Fraud report for both borrower's provided.	1.23.19 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves of $375,172.08 or 102.15 months PITIA.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower's have owned current residence 7 years.

301066731	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing updated Valuation to support original appraised value of XXX. CU score of 3.5	1.3.19- A Desk Review was received with a reported value of XXX which supports the original appraised value of XXX.	1.3.19 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  752 qualifying score. Min required per guidelines is 680.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been XXX employed for 22 years.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has resided in current owner occupied residence for 40 years.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI is 8.83%, max per guidelines is 45%.

301148447	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower has verified cash reserves of $104,206.17 or 25.96 months PITI. Reserves required per DU $24,086.22.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 31.77% below guideline requirement of 45% by 13.23%

301117240	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Credit	Application	Satisfied	D	A	D	A	CRDAPP4625	The orig file does not contain a third party fraud report	No	Missing 3rd party fraud report.	2.6.19 - Client responded. Fraud report provided.	2.6.19 - Exception satisfied.	Not Applicable	Not Applicable
CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  The borrower has been on current job for 8 years and 2 months.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The borrower credit score is 748.  The minimum credit score is 680.

301117240	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	CU not performed: Missing CDA to support original appraisal value of XXX.	2.7.19- A Desk Review was received with a reported value of XXX which supports the original appraised value of XXX.	2.7.19 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  The borrower has been on current job for 8 years and 2 months.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The borrower credit score is 748.  The minimum credit score is 680.

301153937	XXXXXX	MA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Credit	Assets	Satisfied	C	A	C	A	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	No
Missing evidence of an additional $42,606.69 in borrower funds required for reserves; $110,500.20 required reserves with only $67,893.51 calculated.  This exception is contingent upon additional asset requirement exceptions in place being satisfied.
																																4.25.19 - Client responded. Copy of asset docs to include EMD clearing provided as well as Annuity statements. reserves totaling $147,480.39 calculated.	4.25.19 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrowers have lived in their primary residence for 13 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrowers have been employed in their respective professions for 28 and 20 years.

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  B2 has been at current job for 14 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  B1 has been on current job for 28 years.

CFCFS1739: Postive mortgage payment history
- Clayton Comments:  Borrowers have over 100 months of 0x30 mortgage payment history.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  790 qual score.

301153937	XXXXXX	MA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Credit	Assets	Satisfied	D	A	D	A	CRDAST2670	Asset documentation is insufficient per guideline requirements	No
Missing evidence of remaining balance on the primary residence HELOC being fully drawn for cash required to close; $226,967.79 not verified (includes $43,750 EMD and remaining available credit on HELOC).
																																4.25.19 - Client responded. Documentation to support EMD taken from HELOC of $43,750 and remaining balance of $183,217.79 in HELOC left for assets needed to close provided.	4.25.19 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrowers have lived in their primary residence for 13 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrowers have been employed in their respective professions for 28 and 20 years.

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  B2 has been at current job for 14 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  B1 has been on current job for 28 years.

CFCFS1739: Postive mortgage payment history
- Clayton Comments:  Borrowers have over 100 months of 0x30 mortgage payment history.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  790 qual score.

301153937	XXXXXX	MA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Credit	DTI	Satisfied	D	A	D	A	CRDDTI2540	Missing verification of some or all components of non-subject PITI	No
Missing evidence that the tax/insurance and all other obligations for the borrowers' primary residence and REO investment property are included in the mortgage payments reflected on the credit report dated XXX.
																																4.25.19 - Client responded. Copy of property tax bill and home owners insurance for REO property provided.	4.25.19 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrowers have lived in their primary residence for 13 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrowers have been employed in their respective professions for 28 and 20 years.

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  B2 has been at current job for 14 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  B1 has been on current job for 28 years.

CFCFS1739: Postive mortgage payment history
- Clayton Comments:  Borrowers have over 100 months of 0x30 mortgage payment history.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  790 qual score.

301153937	XXXXXX	MA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Credit	Income/Employment	Satisfied	D	A	D	A	CRDINC3204	Income Documentation Missing	No	Missing lease agreement required for rental income on the borrowers' REO investment property reflected on Sched E; including the full PITI for this property would increase DTI over guideline maximum.	5.20.19 - Client responded. LOX and copy of lease provided.	5.20.19 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrowers have lived in their primary residence for 13 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrowers have been employed in their respective professions for 28 and 20 years.

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  B2 has been at current job for 14 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  B1 has been on current job for 28 years.

CFCFS1739: Postive mortgage payment history
- Clayton Comments:  Borrowers have over 100 months of 0x30 mortgage payment history.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  790 qual score.

301153937	XXXXXX	MA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing desk review supporting the XXX value. Lender Desk Review not provided and UCDP does not reflect a CU score for this property type.
4.25.19 - Client responded. A copy of the original appraisal was provided. 4.25.19 - Clayton has reviewed and a copy of the desk review is required to support original appraised value. 5.8.19- A Desk Review was received with a reported value of XXX which supports the original appraised value of XXX.
																																	4.25.19 - Exception remains. 5.8.19 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrowers have lived in their primary residence for 13 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrowers have been employed in their respective professions for 28 and 20 years.

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  B2 has been at current job for 14 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  B1 has been on current job for 28 years.

CFCFS1739: Postive mortgage payment history
- Clayton Comments:  Borrowers have over 100 months of 0x30 mortgage payment history.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  790 qual score.

301084579	XXXXXX	WA	(No Data)	ATR/QM: Exempt	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Credit	Assets	Satisfied	D	A	D	A	CRDAST2670	Asset documentation is insufficient per guideline requirements	No	Provide Two (2) months most recent asset statements for XXX 401k assets with balance of $483836.04 and XXX #XXX assets with balance of $168120.53 indicated per 1003 in qualification.	3.19.19 - Client responded. 2 months banks statements provided as requested.	3.19.19 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  743 qualifying score. Min required per guidelines is 740.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been  employed for 20 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 70%; max allowed per guidelines is 75%.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has resided in current owner occupied residence for 13 years.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI is 38.32%, max per guidelines is 43%.

301084579	XXXXXX	WA	(No Data)	ATR/QM: Exempt	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing desk review supporting the XXX appraisal value.	3.19.19- A Desk Review was received with a reported value of XXX which supports the original appraised value of XXX.	3.19.19 - Exception satisfied.	(No Data)	Not Applicable
CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  743 qualifying score. Min required per guidelines is 740.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been  employed for 20 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 70%; max allowed per guidelines is 75%.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has resided in current owner occupied residence for 13 years.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI is 38.32%, max per guidelines is 43%.

Client Name:	JP Morgan Chase Bank, N.A.
Client Project Name:	JPMMT 2019-INV2
Start - End Dates:	7/2017 TO 1/2019
Deal Loan Count:	8

Conditions Report 2.0

Loans in Report:	8
Loans with Conditions:	6

Alt Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade
301200707	Yes	XXXXXX	XXXXXX	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
301200710	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
301037556	Yes	XXXXXX	XXXXXX	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A
301066731	Yes	XXXXXX	XXXXXX	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A
301148447	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
301117240	Yes	XXXXXX	XXXXXX	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A
301153937	Yes	XXXXXX	XXXXXX	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A
301084579	Yes	XXXXXX	XXXXXX	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A